Segments and Geographical Information - Goodwill Assigned to Segments (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015
Goodwill [Line Items]
Beginning balance, Cost		$ 9,414	$ 2,328
Acquisitions		14	7,464
Transfer to asset held for sale		(349)	(179)
Ending balance, Cost		9,029	9,414
Accumulated impairment at January 1, 2016		(186)	(207)
Accumulated impairment at December 31, 2016		(186)	(186)
HPMS [Member]
Goodwill [Line Items]
Beginning balance, Cost		8,769
Acquisitions		14
Transfer to asset held for sale		(6)
Ending balance, Cost		8,728	8,769
Accumulated impairment at January 1, 2016		(154)
Accumulated impairment at December 31, 2016		(154)	(154)
SP [Member]
Goodwill [Line Items]
Beginning balance, Cost		373
Acquisitions		0
Transfer to asset held for sale		(343)
Ending balance, Cost		32	373
Accumulated impairment at January 1, 2016		(32)
Accumulated impairment at December 31, 2016		(32)	(32)
Corporate and Other [Member]
Goodwill [Line Items]
Beginning balance, Cost	[1]	272
Acquisitions	[1]	0
Transfer to asset held for sale	[1]	0
Ending balance, Cost	[1]	269	$ 272
Cost [Member]
Goodwill [Line Items]
Translation differences and other changes		(50)
Cost [Member] | HPMS [Member]
Goodwill [Line Items]
Translation differences and other changes		(49)
Cost [Member] | SP [Member]
Goodwill [Line Items]
Translation differences and other changes		2
Cost [Member] | Corporate and Other [Member]
Goodwill [Line Items]
Translation differences and other changes	[1]	$ (3)

[1]	Corporate and Other is not a segment under ASC 280 "Segment Reporting".